Financial Assets and Liabilities - Summary of changes in liabilities arising from financing activities (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 744,851,210	$ 638,922,453
Beginning balance		119,387,660
Cash flow	(82,715,366)	(18,491,635)
Foreign currency exchange and other	75,574,353	5,032,732
Ending balance	737,710,197	744,851,210
Debt [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	624,254,477	638,922,453
Cash flow	(53,091,801)	8,273,440
Foreign currency exchange and other	57,220,280	(22,941,416)
Ending balance	628,382,956	624,254,477
Liability Related to Right of Use of Assets [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	120,596,733
Beginning balance		119,387,660
Cash flow	(29,623,565)	(26,765,075)
Foreign currency exchange and other	18,354,073	27,974,148
Ending balance	$ 109,327,241	$ 120,596,733